CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 18, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 16,509		$ 2,060	$ 213	$ 423	$ 3,098
Trade and other receivables	965		314		81
R&D tax incentive receivable	461		638		714
Prepaid expenses	2,590	$ 1,325	44		31
Total current assets	20,525		3,056		1,249
Non-current assets:
Investment in joint venture accounted for using the equity method	1,201		1,300		1,597
Loans and advances to related parties	331		225		43
Property, plant and equipment	38		30		19
Right-of-use-assets	29		45		81
Total non-current assets	1,599		1,600		1,740
Total assets	22,124	10,528	4,656		2,989
Current liabilities:
Borrowings			19,812
Derivative financial instruments			18
Trade and other payables	9,411	21,525	5,624		1,544
Contract liabilities			2		104
Warrants liability	2,767
Lease liabilities	36		26		37
Deferred consideration payable	976		955		1,578
Provisions	239		183		148
Total current liabilities	13,429		26,618		3,411
Non-current liabilities:
Lease liabilities			28		56
Borrowings	5,404		7,134		15,632
Provisions	122		117		86
Derivative financial instruments	950		174		32
Total non-current liabilities	6,476		7,453		15,806
Total liabilities	19,905	$ 21,734	34,071		19,217
Equity:
Issued capital	297,618		2,354		2,354	2,354
Share-based payment reserve	22,692		4	4	4	4
Foreign currency translation reserve	3,044		3,285	2,626	2,394	1,015
Capital contribution reserve			4,591	3,652	4,591	3,452
Accumulated losses	(321,135)		(39,649)	(28,369)	(24,432)	(18,239)
Total equity / (deficit)	2,219		(29,415)	$ (19,733)	(16,228)	$ (13,111)
Total liabilities and equity	$ 22,124		$ 4,656		$ 2,989